Revenues and Other Income (Tables)	12 Months Ended
Dec. 31, 2021
Revenues and Other Income
Schedule of revenue and other income

	Year ended
	December 31,
(in thousands of euros)	2019	2020	2021
Sales	6,998	372	4,194
Total revenues	6,998	372	4,194
CIR	4,293	4,791	4,069
Subsidies	—	—	8
Other	0	100	229
Total other income	4,293	4,891	4,307
Total revenues and other income	11,291	5,263	8,501